Restructuring Charges - Changes in Restructuring Reserve Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Restructuring Cost and Reserve [Line Items]
Beginning balance of reserve	$ 5,098	$ 10,763	$ 0
Severance and benefit costs	196	15,500
Purchase obligations	0	2,488
Ending balance of reserve	0	5,098	0
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring payments	(3,678)	(22,230)
Purchase obligation reserve adjustments	(461)	0
Purchase obligations
Restructuring Cost and Reserve [Line Items]
Restructuring payments	(561)	(1,355)
Purchase obligation reserve adjustments	$ (594)	$ (68)